Investment in subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
Investment in subsidiaries
Summary of financial statements of investment in subsidiaries with material non-controlling interests

	BW LPG India		BW Product Services
	30 June	31 December	30 June	31 December
	2026	2025	2026	2025
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	99,018	52,901	576,600	283,465
Includes
Cash and cash equivalents	43,727	30,821	116,446	39,917
Non-current assets	343,054	355,533	96,381	114,202

Liabilities
Current liabilities	33,963	45,446	506,725	282,646
Includes
Borrowings	27,953	28,268	189,018	100,649
Non-current liabilities (Borrowings)	166,974	180,217	47,430	62,512
Net assets	241,135	182,771	118,826	52,509

	BW LPG India		BW Product Services
	Q2 2026	Q2 2025	Q2 2026	Q2 2025
	US$’000	US$’000	US$’000	US$,000

TCE income – Shipping	68,410	30,734	—	—
Revenue from Product Services	—	—	680,649	821,927
Cost of cargo and delivery expenses	—	—	(683,480)	(796,674)
Vessel operating expense	(7,180)	(4,982)	—	—
Charter hire expense	(463)	—	—	—
Depreciation and amortisation	(9,167)	(7,519)	(15,250)	(10,428)
Finance expense – net	(2,695)	(958)	(340)	621
Other expenses – net	(54)	(951)	(20,199)	(6,391)
Income tax expense	937	(474)	7,764	(3,434)
Net profit after tax	49,788	15,850	(30,856)	5,621

Other comprehensive (loss)/income (currency translation effects)	—	—	(16)	85
Total comprehensive income	49,788	15,850	(30,872)	5,706
Total comprehensive income/(loss) allocated to non-controlling interests	23,699	7,545	(5,906)	997

	BW LPG India		BW Product Services
	H1 2026	H1 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$,000
TCE income – Shipping	97,649	62,417	—	—
Revenue from Product Services	—	—	1,270,878	1,442,609
Cost of cargo and delivery expenses	—	—	(1,131,542)	(1,410,093)
Vessel operating expense	(12,759)	(9,855)	—	—
Charter hire expense	(1,773)	—	—	—
Depreciation and amortisation	(17,403)	(15,837)	(30,620)	(21,328)
Gain on disposal of vessels	—	32,051	—	—
Finance expense – net	(5,384)	(2,298)	(453)	544
Other expenses – net	(2,448)	(2,527)	(25,107)	(15,013)
Income tax expense	897	(547)	(16,127)	(3,551)
Net profit after tax	58,779	63,404	67,029	(6,832)

Other comprehensive income (currency translation effects)	—	—	(710)	1,281
Total comprehensive income/(loss)	58,779	63,404	66,319	(5,551)
Total comprehensive income/(loss) allocated to non-controlling interests	27,979	30,180	12,739	(939)